CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (UNAUDITED) - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Treasury share [Member]	Accumulated other comprehensive income (loss) [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2024	$ 1,012	$ 318,138	$ (3,998)	$ 357	$ (265,700)	$ 49,809
Balance, shares at Dec. 31, 2024	39,530,993
Issuance of share capital	$ 184	46,404	0	0	0	46,588
Issuance of share capital, shares	5,000,000
Exercise of share options and restricted share units	$ 20	218	0	0	0	238
Exercise of share options and restricted share units, shares	1,943,308
Share-based compensation	$ 0	2,430	0	0	0	2,430
Other comprehensive loss (income)	0	0	0	2,673	0	2,673
Net income (loss)	0	0	0	0	(2,021)	(2,021)
Balance at Jun. 30, 2025	$ 1,216	367,190	(3,998)	3,030	(267,721)	99,717
Balance, shares at Jun. 30, 2025	46,474,301
Balance at Dec. 31, 2025	$ 1,281	375,430	(3,998)	2,632	(261,995)	$ 113,350
Balance, shares at Dec. 31, 2025	48,645,282					48,645,282
Exercise of restricted share units	$ 25	(25)	0	0	0	$ 0
Exercise of restricted share units, shares	737,267
Share-based compensation	$ 0	2,737	0	0	0	2,737
Other comprehensive loss (income)	0	0	0	(1,277)	0	(1,277)
Net income (loss)	0	0	0	0	4,515	4,515
Balance at Jun. 30, 2026	$ 1,306	$ 378,142	$ (3,998)	$ 1,355	$ (257,480)	$ 119,325
Balance, shares at Jun. 30, 2026	49,382,549					49,382,549